ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

January 25, 2017	Kathleen M. Nichols T +1 617 854 2418 F +1 617 235 0862 kathleen.nichols@ropesgray.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Voya Series Fund, Inc. (the “Registrant”) (File Nos. 033-41694 and 811-06352)

Ladies and Gentlemen:

On behalf of the Registrant, we are today filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 203 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A under the Act (the “Registration Statement”). Pursuant to the requirements of Rule 485(a)(1), it is intended that the Amendment become effective March 27, 2017, unless superseded by a subsequent filing.

The Amendment relates solely to Voya Global Multi-Asset Fund, formerly Voya Capital Allocation Fund (the “Fund”), a series of the Registrant.  The Amendment does not supersede or amend any disclosure in the Registrant’s Registration Statement relating to any other series of the Registrant.

Please direct any questions you may have with respect to this filing to me at (617) 854-2418.

Very truly yours,

/s/ Kathleen M. Nichols

Kathleen M. Nichols, Esq.

cc:                                Kristen Freeman

Elizabeth J. Reza, Esq.